Investment in associates variation in these investments (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Investment in associates equity method item [Line Items]
Investments in associates accounted for using equity method	€ 3,955		€ 3,023	€ 2,038
Share capital contributions investments in associates	256		1,192
Share of profit (loss) of associates accounted for using equity method, investing	258		238	215
Dividends investment associates	(492)		(357)
Increase decrease through net exchange differences of investment associates equity method	(385)		60
Derivatives investment in associates	18		20
Increase decrease in investments in associates other	4		(168)
Scope changes	1,273
407 International Inc [Member]
Investment in associates equity method item [Line Items]
Investments in associates accounted for using equity method	1,725		778	928
Share capital contributions investments in associates	0		0
Share of profit (loss) of associates accounted for using equity method, investing	217		188
Dividends investment associates	(452)		(321)
Increase decrease through net exchange differences of investment associates equity method	(90)		(17)
Derivatives investment in associates	0		0
Increase decrease in investments in associates other	(1)		0
Scope changes	1,273
AGS airports holdings limited [Member]
Investment in associates equity method item [Line Items]
Investments in associates accounted for using equity method			315	376
Share capital contributions investments in associates			0
Share of profit (loss) of associates accounted for using equity method, investing			13
Dividends investment associates			(6)
Increase decrease through net exchange differences of investment associates equity method			16
Derivatives investment in associates			(4)
Increase decrease in investments in associates other			(80)
IRB infrastructure developers limited [Member]
Investment in associates equity method item [Line Items]
Investments in associates accounted for using equity method	291
Share capital contributions investments in associates	0
Share of profit (loss) of associates accounted for using equity method, investing	25
Dividends investment associates	(2)
Increase decrease through net exchange differences of investment associates equity method	(50)
Derivatives investment in associates	3
Increase decrease in investments in associates other	0
Scope changes	0
JFKNTO sponsor aggregator LLC [Member]
Investment in associates equity method item [Line Items]
Investments in associates accounted for using equity method	1,128		1,006	471
Share capital contributions investments in associates	236	$ 267	469
Share of profit (loss) of associates accounted for using equity method, investing	4		3
Dividends investment associates	0		0
Increase decrease through net exchange differences of investment associates equity method	(128)		54
Derivatives investment in associates	10	$ 26	9
Increase decrease in investments in associates other	0		0
Scope changes	0
Other companies [Member]
Investment in associates equity method item [Line Items]
Investments in associates accounted for using equity method	220		220	263
Share capital contributions investments in associates	20		13
Share of profit (loss) of associates accounted for using equity method, investing	18		42
Dividends investment associates	(33)		(26)
Increase decrease through net exchange differences of investment associates equity method	(9)		1
Derivatives investment in associates	5		15
Increase decrease in investments in associates other	(1)		(88)
Scope changes	0
IRB Infrastructure Trust (Private InvIT) [Member]
Investment in associates equity method item [Line Items]
Investments in associates accounted for using equity method	591		704	€ 0
Share capital contributions investments in associates	0		710
Share of profit (loss) of associates accounted for using equity method, investing	(6)		(8)
Dividends investment associates	(5)		(4)
Increase decrease through net exchange differences of investment associates equity method	(108)		6
Derivatives investment in associates	0		0
Increase decrease in investments in associates other	6		0
Scope changes	€ 0		€ 710